Note 3 - Yellowstone Transaction - Reconciliation to Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended	27 Months Ended
	Jan. 25, 2022	Jan. 24, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Cash - Yellowstone trust and cash, net of redemptions			$ 15,691	$ 0
Cash - BOC PIPE investment			45,000	0
Less: transaction costs and advisory fees	$ (14,700)		(12,731)		$ (600)	$ (12,700)
Net proceeds from the Yellowstone Transaction			47,960
Conversion of Sky Series B preferred units to Class A Common Stock				1,250
Less: Initial fair value of Warrants liability assumed on 1/25/2022			(7,986)
Net adjustment to total equity from the Yellowstone Transaction			94,003
Common Class B [Member]
Stock Issued During Period, Shares, New Issues (in shares)	42,192,250
Sky’s Series B Preferred Units Converted Into Class A Common Stock [Member]
Conversion of Sky Series B preferred units to Class A Common Stock			$ 54,029
Common Stock [Member]
Common stock, outstanding (in shares)		13,598,898	57,129,831			57,129,831
Less: redemption of Yellowstone Common Stock (in shares)		(12,061,041)
Common stock of Yellowstone, net of redemptions (in shares)		1,537,857
Common Stock [Member] | Common Class A [Member]
Conversion of Sky Series B preferred units to Class A Common Stock				$ 0
Net adjustment to total equity from the Yellowstone Transaction			$ 1
Common stock, outstanding (in shares)			14,937,581	0	0	14,937,581	0
Common Stock [Member] | Common Class B [Member]
Conversion of Sky Series B preferred units to Class A Common Stock				$ 0
Net adjustment to total equity from the Yellowstone Transaction			$ 4
Common stock, outstanding (in shares)			42,192,250	0	0	42,192,250	0
Common Stock [Member] | BOC PIPE [Member]
Stock Issued During Period, Shares, New Issues (in shares)	4,500,000
Common Stock [Member] | Sky’s Series B Preferred Units Converted Into Class A Common Stock [Member]
Conversion of Sky Series B units to Class A Common Stock (in shares)	5,500,000
Common Stock [Member] | Sponsor [Member]
Common stock, outstanding (in shares)			3,399,724			3,399,724